Share-based compensation - Options granted and outstanding (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Options
Options outstanding (in shares)	7,791,833
Granted (in shares)	1,050,000
Forfeited/Expired (in shares)	(1,026,391)
Options outstanding (in shares)	7,815,442	7,791,833
Options exercisable (in shares)	5,684,467
Weighted average exercise price
Options outstanding (in dollars per share)	$ 1.85
Granted (in dollars per share)	0.86
Forfeited/Expired (in dollars per share)	(1.62)
Options outstanding (in dollars per share)	0.80	$ 1.85
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.83
Weighted Average Remaining Contractual Life
Options outstanding, weighted average remaining contractual term	8 years 7 months 6 days	9 years 6 months
Options exercisable, weighted average remaining contractual term	8 years 3 months 18 days
Aggregate Intrinsic Value
Options outstanding, aggregate intrinsic value	$ 4,246	$ 0
Options exercisable, aggregate intrinsic value	$ 3,094